Property, Equipment and Software, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Equipment and Software, Net [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

NOTE 10 – PROPERTY, EQUIPMENT AND SOFTWARE, NET

At June 30, 2024 and December 31, 2023, property, equipment and software consisted of the following.

	June 30, 2024	December 31, 2023
	(Unaudited)
Office furniture	$47,625	$51,277
Computer equipment	-	6,371
Transportation equipment	160,961	202,893
Building and improvements	582,417	586,373
Software	1,675,978	1,039,861

Less: accumulated depreciation and amortization	(1,520,626)	(1,483,445)
	$946,354	$403,330

NOTE 10 – PROPERTY, equipment AND SOFTWARE, net

As of December 31, 2023 and 2022, property, equipment and software consisted of the following.

	2023	2022

Office furniture	$51,277	$2,576
Computer equipment	6,371	6,545
Transportation equipment	202,893	67,580
Buildings and improvements	586,373	448,607
Software	1,039,861	1,068,156
	1,886,775	1,593,464
Less: accumulated depreciation and amortization	(1,483,445)	(1,470,497)
	$403,330	$122,967

For the years ended December 31, 2023 and 2022, depreciation expenses were $50,662 and $21,881, respectively.